Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Current deferred tax assets
Allowance doubtful accounts	$ 83	$ 73
Accrued expenses	12,353	9,249
Total current deferred tax assets	12,436	9,322
Less: valuation allowance	(403)	(297)
Current deferred tax assets, net	12,033	9,025
Non-current deferred tax assets
Net operating loss carry-forwards	6,095	7,358
Total non-current deferred tax assets	6,095	7,358
Less: valuation allowance	(3,871)	(4,205)
Non-current deferred tax assets, net	2,224	3,153
Non-current deferred tax liabilities
Acquired of non-current assets	(1,722)	(1,836)
Total non-current deferred tax liabilities	$ (1,722)	$ (1,836)